PGIM S&P 500 Quarterly Buffer 20 ETF Expense Example, No Redemption - PGIM S&P 500 Quarterly Buffer 20 ETF - No Share Class	Jun. 26, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	$ 160